Schedule of Warrant Derivative Liability (Details) - Warrants [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,827	$ 472,899	$ 1,804,572
Issued			621,500
Extinguished			(479,535)
Exercise of warrants		(822,950)	(3,064,400)
Change in fair value of derivative	(4,827)	686,504	1,590,762
Effect of change in functional currency		(309,006)
Foreign exchange difference		(22,620)
End of the period		$ 4,827	$ 472,899